Other Current Assets - Schedule Of Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets Current [Abstract]
Net receivable for value added tax ("VAT")	$ 144,439	$ 107,104	$ 146,135
Deposits on property and equipment	3,275	3,161	47,716
Prepaid lease cost	50,328	61,232	50,970
Prepaid member referral fees	27,861	31,617	57,937
Prepaid software	33,249	19,981	30,246
Straight-line revenue receivable	34,885	35,418	28,162
Deposits held by landlords	48,315	25,574
Disposition proceeds holdback amounts receivable (Note 6 and 8)	5,323	17,500
Other prepaid expenses and current assets	87,773	50,585	61,772
Total other current assets	$ 435,448	$ 352,172	$ 422,938